8. OTHER CURRENT LIABILITIES	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Other Liabilities Disclosure [Abstract]
OTHER CURRENT LIABILITIES

8. OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	September 30,	March 31,
	2014	2014
Accrued interest	$570,741	$1,165,335
Accrued legal fees	179,465	179,465
Accrued liquidated damages	362,800	362,800
Other accrued liabilities	103,598	147,774
Total other current liabilities	$1,216,604	$1,855,374

As of the date of this report, various promissory and convertible notes payable in the aggregate principal amount of $473,422 (as identified in Notes 4 and 5 above) have reached maturity and are past due. We are continually reviewing other financing arrangements to retire all past due notes. At September 30, 2014, we had accrued interest in the amount of $471,041 associated with these defaulted notes in accrued liabilities payable (see Notes 4 and 5).

8. OTHER CURRENT LIABILITIES

Other current liabilities were comprised of the following items:

	March 31,	March 31,
	2014	2013
Accrued interest	$1,165,335	$1,032,110
Accrued legal fees	179,465	179,465
Accrued liquidated damages	362,800	437,800
Other accrued liabilities	147,774	155,610
Total other current liabilities	$1,855,374	$1,804,985